Provisions for pensions and similar obligations (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Similar Obligations
Other Similar Obligations
Experience in Net Assets Adjustments	R$ 915,626	R$ 304,632	R$ 303,504